CONSOLIDATED STATEMENTS OF INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
NET OPERATING REVENUE	R$ 28,136,627	R$ 26,744,905	R$ 19,112,089
COST OF ELECTRIC ENERGY SERVICES
Cost of electric energy	(17,838,165)	(16,901,518)	(11,200,242)
Cost of operation	(2,733,754)	(2,771,145)	(2,248,795)
Cost of services rendered to third parties	(1,775,339)	(2,074,611)	(1,357,032)
GROSS PROFIT	5,789,369	4,997,632	4,306,020
Operating expenses
Allowance for doubtful accounts	(169,259)	(155,097)	(176,349)
Other sales expenses	(438,925)	(435,135)	(370,902)
General and administrative expenses	(987,291)	(947,072)	(849,416)
Other Operating Expense	(485,427)	(438,494)	(386,746)
INCOME FROM ELECTRIC ENERGY SERVICES	3,708,467	3,021,834	2,522,608
Equity interests in associates and joint ventures	334,198	312,390	311,414
FINANCE INCOME (EXPENSES)
Finance income	762,413	880,314	1,200,503
Finance expenses	(1,865,100)	(2,367,868)	(2,653,977)
Finance income (expenses)	(1,102,687)	(1,487,554)	(1,453,474)
PROFIT BEFORE TAXES	2,939,977	1,846,670	1,380,547
Social contribution	(213,673)	(168,728)	(150,859)
Income tax	(560,310)	(434,901)	(350,631)
Total income tax and social contributions	(773,982)	(603,629)	(501,490)
PROFIT FOR THE YEAR	2,165,995	1,243,042	879,057
Profit attributable to the owners of the Company	2,058,040	1,179,750	900,885
Profit (loss) attributable to noncontrolling interests	R$ 107,955	R$ 63,292	R$ (21,828)
Earnings per share attributable to owners of the Company:
Basic	R$ 2.02	R$ 1.16	R$ 0.89
Diluted	R$ 2.01	R$ 1.15	R$ 0.87